Concentration Risk (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Cash balances without FDIC (in Dollars)	$ 0.0		$ 0.0		$ 0.8	$ 2.5
License Agreement [Member] | Rich Dad Brands [Member]
Concentration Risk [Line Items]
Percentage of revenue	53.80%	78.40%	58.90%	77.40%	77.40%	84.60%